SECURITISATIONS AND COVERED BONDS - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 269,122	£ 272,315
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35	€ 35
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	172	1,000
Securitisations and covered bonds redeemed	0	923
Internal issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	172	106
Mortgage-backed master trust structures redemptions	0	17
Internal issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	0	894
Mortgage-backed master trust structures redemptions	0	865
Internal issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
External notes in issue	0	0
Covered bonds redeemed	0	41
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Securitisations and covered bonds issued	4,187	7,140
Securitisations and covered bonds redeemed	1,152	3,459
External issuances | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	1,500	1,250
Mortgage-backed master trust structures redemptions	0	0
External issuances | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Mortgage-backed master trust structures issued	0	0
Mortgage-backed master trust structures redemptions	0	100
External issuances | Covered bond programme | Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
External notes in issue	2,687	5,890
Covered bonds redeemed	£ 1,152	£ 3,359